SHAREHOLDERS' EQUITY - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.00005	$ 0.00005	$ 0.00005
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0